EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
EMPLOYEE DEFINED CONTRIBUTION PLAN [Abstract]
Amount of employee benefits expensed	$ 1,619	10,042	8,848	6,595